Derivatives and Hedging (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value
Derivative Assets	$ 157	$ 174
Derivative Liabilities	189	158
Notional Amount	2,245	2,608
Derivatives accounted for as hedges:
Derivatives, Fair Value
Derivative Assets	156	172
Derivative Liabilities	188	157
Notional Amount	1,999	2,370
Interest rate contracts | Derivatives accounted for as hedges:
Derivatives, Fair Value
Derivative Assets	16	15
Notional Amount	702	826
Foreign exchange contracts | Derivatives accounted for as hedges:
Derivatives, Fair Value
Derivative Assets	140	157
Derivative Liabilities	188	157
Notional Amount	1,297	1,544
Foreign exchange contracts | Derivatives not accounted for as hedges:
Derivatives, Fair Value
Derivative Assets	1	2
Derivative Liabilities	1	1
Notional Amount	$ 246	$ 238